Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Expendable Spare Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Expendable spare parts	$ 83,151	$ 86,705
Supplies	7,244	10,543
Total	$ 90,395	$ 97,248